Investment Objectives and Goals	Jun. 30, 2025
AAM/HIMCO Short Duration Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — AAM/HIMCO SHORT DURATION FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objectives of the AAM/HIMCO Short Duration Fund (the “Fund”) are to seek to provide current income and long-term total return.
AAM/Insight Select Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — AAM/INSIGHT SELECT INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the AAM/Insight Select Income Fund (the “Fund”) is to seek current income.